Income taxes and deferred income taxes - Components of deferred tax (Details) - CAD ($) $ in Thousands	May 31, 2020	May 31, 2019	May 31, 2018
Deferred tax assets
Non-capital loss carry forward	$ 40,792	$ 20,133
Capital loss carry forward	2,556
Share issuance and financing fees	6,924	9,689
Other	2,483	1,102
Deferred tax liabilities
Net book value in excess of undepreciated capital cost	(11,523)	(2,751)
Intangible assets in excess of tax costs	(95,928)	(101,271)
Unrealized gain	(5,592)	(6,534)
Biological assets and inventory in excess of tax costs	(23,180)	(8,001)
Net deferred tax assets (liabilities)	$ (83,468)	$ (87,633)	$ (59,253)